UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-08748

     Wanger Advisors Trust
(Exact name of registrant as specified in charter)

71 S Wacker Dr.

Suite 2500

Chicago, IL 60606, USA

(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga

c/o Columbia Management

Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 800

Washington, DC 20005

(Name and address of agent for service)

Registrant's telephone number, including area code:   (312) 634-9200

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2021
Wanger International
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Wanger International (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Wanger Asset Management, LLC (Investment Manager)
71 S Wacker Drive, Suite 2500
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Wanger International  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Tae Han (Simon) Kim, CFA
Co-Portfolio Manager since 2017
Service with Fund since 2011
James Chapman, CFA
Co-Portfolio Manager since July 2020
Service with Fund since 2018
Zoe Tan, CFA
Co-Portfolio Manager since July 2020
Service with Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Wanger International	05/03/95	10.72	41.52	12.20	7.68	11.83
MSCI ACWI ex USA Small Cap Growth Index (Net)		10.32	44.91	13.29	7.89	-
MSCI ACWI ex USA Small Cap Index (Net)		12.24	47.04	11.97	7.02	-
Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. For most recent month-end performance updates, please visit columbiathreadneedleus.com/investor/.
Performance numbers reflect all Fund expenses but do not include any fees and expenses imposed under your variable annuity contract or life insurance policy or qualified pension or retirement plan. If performance numbers included the effect of these additional charges, they would be lower.
The Fund’s annual operating expense ratio of 1.23% is stated as of the Fund’s prospectus dated May 1, 2021, and differences in expense ratios disclosed elsewhere in this report may result from the reflection of fee waivers and/or expense reimbursements as well as different time periods used in calculating the ratios.
All results shown assume reinvestment of distributions.
The MSCI ACWI ex USA Small Cap Growth Index (Net) captures small cap securities exhibiting overall growth style characteristics across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 27 Emerging Markets (EM) countries.
The MSCI ACWI ex USA Small Cap Index (Net) captures small-cap representation across 22 of 23 developed market countries (excluding the United States) and 27 emerging markets countries.
Indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Wanger International | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	5.1
Consumer Discretionary	12.8
Consumer Staples	2.5
Financials	8.5
Health Care	17.8
Industrials	20.8
Information Technology	21.1
Materials	6.8
Real Estate	4.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2021)
Australia	5.1
Austria	1.0
Brazil	2.0
Cambodia	0.7
Canada	1.4
China	1.1
Denmark	3.4
France	1.0
Germany	9.6
Greece	0.6
Hong Kong	1.0
Italy	3.3
Japan	17.9
Malta	0.7
Mexico	1.2
Netherlands	4.1
Russian Federation	0.9
Singapore	2.2
South Korea	2.9
Spain	1.6
Sweden	10.2
Switzerland	3.7
Taiwan	5.8
United Kingdom	15.5
United States(a)	3.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Wanger International | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur three types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees and other expenses for Wanger International (the Fund). Lastly, there may be additional fees or charges imposed by the insurance company that sponsors your variable annuity and/or variable life insurance product. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Wanger International	1,000.00	1,000.00	1,107.20	1,018.84	6.27	6.01	1.20
Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Expenses paid during the period do not include any insurance charges imposed by your insurance company’s separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
Wanger International | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 5.1%
Bapcor Ltd.	1,218,600	7,765,054
carsales.com Ltd.	413,923	6,129,807
IDP Education Ltd.	265,800	4,895,375
Temple & Webster Group Ltd.(a)	745,000	6,010,216
Total		24,800,452
Austria 1.0%
S&T AG	204,384	4,683,369
Brazil 2.0%
Notre Dame Intermedica Participacoes SA	167,560	2,866,894
TOTVS SA	906,000	6,834,436
Total		9,701,330
Cambodia 0.7%
NagaCorp Ltd.	3,588,000	3,460,289
Canada 1.4%
Osisko Gold Royalties Ltd.	505,051	6,922,246
China 1.1%
Silergy Corp.	40,000	5,428,941
Denmark 3.5%
ALK-Abello AS(a)	14,835	7,080,369
SimCorp AS	76,457	9,603,193
Total		16,683,562
France 1.1%
Robertet SA	4,098	5,053,572
Germany 9.7%
Eckert & Ziegler Strahlen- und Medizintechnik AG	43,172	4,937,198
Exasol AG(a)	246,726	5,128,495
Hypoport SE(a)	28,241	14,613,544
Jenoptik AG	163,547	4,475,723
Nemetschek SE	107,650	8,240,234
Washtec AG	156,146	9,695,361
Total		47,090,555
Greece 0.6%
JUMBO SA	176,522	2,973,182
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.0%
Vitasoy International Holdings Ltd.	1,322,000	4,907,942
Italy 3.3%
Amplifon SpA	138,810	6,863,286
Carel Industries SpA	196,887	4,727,540
GVS SpA	270,645	4,433,708
Total		16,024,534
Japan 18.0%
Aruhi Corp.	448,300	5,767,730
Avant Corp.	705,600	10,473,160
Daiseki Co., Ltd.	260,700	11,710,743
Elecom Co., Ltd.	239,800	4,485,354
Fuso Chemical Co., Ltd.	189,800	6,986,962
Nihon Unisys Ltd.	171,200	5,151,829
NSD Co., Ltd.	299,500	5,003,873
Seiren Co., Ltd.	447,900	8,831,778
Sekisui Chemical Co., Ltd.	638,100	10,925,553
Solasto Corp.	933,500	11,829,533
Valqua Ltd.	310,600	6,074,027
Total		87,240,542
Malta 0.7%
Kindred Group PLC	218,541	3,428,567
Mexico 1.2%
Corporación Inmobiliaria Vesta SAB de CV	2,957,163	5,761,825
Netherlands 4.1%
Argenx SE, ADR(a)	17,153	5,164,254
BE Semiconductor Industries NV	29,200	2,488,359
IMCD NV	76,455	12,181,959
Total		19,834,572
Russian Federation 0.9%
TCS Group Holding PLC, GDR	51,903	4,543,766
Singapore 2.2%
Mapletree Commercial Trust	3,132,907	5,039,409
Mapletree Logistics Trust	3,646,085	5,573,860
Total		10,613,269
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Wanger International | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 3.0%
Koh Young Technology, Inc.	351,516	7,426,103
Korea Investment Holdings Co., Ltd.	75,418	6,899,779
Total		14,325,882
Spain 1.6%
Vidrala SA	63,741	7,618,554
Sweden 10.3%
AddTech AB, B Shares	570,579	9,471,613
Dometic Group AB	447,644	7,627,828
Dustin Group AB(b)	436,170	5,759,130
Munters Group AB	837,317	7,484,693
Sectra AB, Class B(a)	156,393	12,106,702
Sweco AB, Class B	415,998	7,568,372
Total		50,018,338
Switzerland 3.7%
Belimo Holding AG, Registered Shares	22,080	10,111,884
Kardex Energy AG	22,000	5,092,013
Montana Aerospace AG(a),(c)	66,140	2,784,278
Total		17,988,175
Taiwan 5.8%
Parade Technologies Ltd.	215,000	10,669,590
Sinbon Electronics Co., Ltd.	636,000	6,249,181
Universal Vision Biotechnology Co., Ltd.	227,000	2,810,682
Voltronic Power Technology Corp.	177,495	8,562,385
Total		28,291,838
United Kingdom 15.6%
Abcam PLC(a)	129,373	2,471,461
Auto Trader Group PLC(a)	597,624	5,233,994
Dechra Pharmaceuticals PLC	254,970	15,412,990
Diploma PLC	247,665	9,963,127
Common Stocks (continued)
Issuer	Shares	Value ($)
Genus PLC	134,700	9,250,813
Intermediate Capital Group PLC	311,634	9,166,141
Porvair PLC	640,750	5,176,281
Rightmove PLC	1,485,098	13,348,367
Safestore Holdings PLC	442,775	5,800,287
Total		75,823,461
United States 1.4%
Inter Parfums, Inc.	95,954	6,908,688
Total Common Stocks (Cost $323,516,967)		480,127,451

Securities Lending Collateral 0.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(d),(e)	4,272,000	4,272,000
Total Securities Lending Collateral (Cost $4,272,000)		4,272,000

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(d),(f)	3,953,489	3,953,093
Total Money Market Funds (Cost $3,952,605)		3,953,093
Total Investments in Securities (Cost $331,741,572)		488,352,544
Obligation to Return Collateral for Securities Loaned		(4,272,000)
Other Assets & Liabilities, Net		1,112,878
Net Assets		$485,193,422

At June 30, 2021, securities and/or cash totaling $459,351 were pledged as collateral.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $4,228,177.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $2,784,278, which represents 0.57% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	9,879,253	52,859,886	(58,785,933)	(113)	3,953,093	113	2,422	3,953,489
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	24,800,452	—	24,800,452
Austria	—	4,683,369	—	4,683,369
Brazil	9,701,330	—	—	9,701,330
Cambodia	—	3,460,289	—	3,460,289
Canada	6,922,246	—	—	6,922,246
China	—	5,428,941	—	5,428,941
Denmark	—	16,683,562	—	16,683,562
France	—	5,053,572	—	5,053,572
Germany	—	47,090,555	—	47,090,555
Greece	—	2,973,182	—	2,973,182
Hong Kong	—	4,907,942	—	4,907,942
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Wanger International | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Italy	—	16,024,534	—	16,024,534
Japan	—	87,240,542	—	87,240,542
Malta	—	3,428,567	—	3,428,567
Mexico	5,761,825	—	—	5,761,825
Netherlands	5,164,254	14,670,318	—	19,834,572
Russian Federation	—	4,543,766	—	4,543,766
Singapore	—	10,613,269	—	10,613,269
South Korea	—	14,325,882	—	14,325,882
Spain	—	7,618,554	—	7,618,554
Sweden	—	50,018,338	—	50,018,338
Switzerland	—	17,988,175	—	17,988,175
Taiwan	—	28,291,838	—	28,291,838
United Kingdom	—	75,823,461	—	75,823,461
United States	6,908,688	—	—	6,908,688
Total Common Stocks	34,458,343	445,669,108	—	480,127,451
Securities Lending Collateral	4,272,000	—	—	4,272,000
Money Market Funds	3,953,093	—	—	3,953,093
Total Investments in Securities	42,683,436	445,669,108	—	488,352,544
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2021	9

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $327,788,967)	$484,399,451
Affiliated issuers (cost $3,952,605)	3,953,093
Foreign currency (cost $39)	39
Margin deposits on:
Futures contracts	459,351
Receivable for:
Investments sold	1,349,373
Capital shares sold	1,235
Dividends	473,834
Securities lending income	2,393
Foreign tax reclaims	556,654
Prepaid expenses	3,768
Trustees’ deferred compensation plan	345,799
Total assets	491,544,990
Liabilities
Due upon return of securities on loan	4,272,000
Payable for:
Investments purchased	8,305
Capital shares purchased	1,542,561
Investment advisory fee	12,816
Service fees	74,353
Administration fees	670
Trustees’ fees	1,040
Compensation of chief compliance officer	37
Other expenses	93,987
Trustees’ deferred compensation plan	345,799
Total liabilities	6,351,568
Net assets applicable to outstanding capital stock	$485,193,422
Represented by
Paid in capital	284,506,712
Total distributable earnings (loss)	200,686,710
Total - representing net assets applicable to outstanding capital stock	$485,193,422
Shares outstanding	15,955,416
Net asset value per share	30.41
* Includes the value of securities on loan	4,228,177
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Wanger International | Semiannual Report 2021

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,931,048
Dividends — affiliated issuers	2,422
Income from securities lending — net	12,295
Foreign taxes withheld	(370,284)
Total income	3,575,481
Expenses:
Investment advisory fee	2,271,411
Service fees	261,693
Administration fees	118,613
Trustees’ fees	20,478
Custodian fees	53,393
Printing and postage fees	51,736
Audit fees	14,431
Legal fees	35,644
Compensation of chief compliance officer	809
Other	16,693
Total expenses	2,844,901
Net investment income	730,580
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	50,400,771
Investments — affiliated issuers	113
Foreign currency translations	(99,559)
Futures contracts	164,273
Net realized gain	50,465,598
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,376,231)
Investments — affiliated issuers	(113)
Foreign currency translations	(41,176)
Futures contracts	(103,180)
Net change in unrealized appreciation (depreciation)	(2,520,700)
Net realized and unrealized gain	47,944,898
Net increase in net assets resulting from operations	$48,675,478
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$730,580	$1,399,493
Net realized gain	50,465,598	11,236,210
Net change in unrealized appreciation (depreciation)	(2,520,700)	43,240,008
Net increase in net assets resulting from operations	48,675,478	55,875,711
Distributions to shareholders
Net investment income and net realized gains	(9,927,503)	(23,557,869)
Total distributions to shareholders	(9,927,503)	(23,557,869)
Decrease in net assets from capital stock activity	(21,365,914)	(40,068,079)
Total increase (decrease) in net assets	17,382,061	(7,750,237)
Net assets at beginning of period	467,811,361	475,561,598
Net assets at end of period	$485,193,422	$467,811,361

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	114,942	3,353,568	442,771	9,071,329
Distributions reinvested	324,110	9,927,503	1,060,210	23,557,869
Redemptions	(1,171,530)	(34,646,985)	(3,107,958)	(72,697,277)
Total net decrease	(732,478)	(21,365,914)	(1,604,977)	(40,068,079)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Wanger International | Semiannual Report 2021

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$28.03	$26.00	$22.20	$30.84	$23.64	$26.32
Income from investment operations:
Net investment income	0.05	0.07	0.24	0.29	0.25	0.31
Net realized and unrealized gain (loss)	2.96	3.31	6.08	(4.93)	7.49	(0.56)
Total from investment operations	3.01	3.38	6.32	(4.64)	7.74	(0.25)
Less distributions to shareholders from:
Net investment income	(0.16)	(0.48)	(0.20)	(0.60)	(0.34)	(0.29)
Net realized gains	(0.47)	(0.87)	(2.32)	(3.40)	(0.20)	(2.14)
Total distributions to shareholders	(0.63)	(1.35)	(2.52)	(4.00)	(0.54)	(2.43)
Net asset value, end of period	$30.41	$28.03	$26.00	$22.20	$30.84	$23.64
Total return	10.72%	14.36%	29.99%(a)	(17.70)%(a)	32.91%(a)	(1.41)%
Ratios to average net assets
Total gross expenses(b)	1.20%(c)	1.25%	1.23%	1.19%	1.16%	1.08%(d)
Total net expenses(b)	1.20%(c)	1.25%	1.20%	1.13%	1.12%	1.08%(d)
Net investment income	0.31%(c)	0.34%	1.01%	1.03%	0.92%	1.23%
Supplemental data
Portfolio turnover	25%	60%	42%	47%	55%	56%
Net assets, end of period (in thousands)	$485,193	$467,811	$475,562	$426,359	$578,088	$494,795

Notes to Financial Highlights
(a)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.05%. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2021	13

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Wanger International (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process established by the Board of Trustees, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
14	Wanger International | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Wanger International | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. During the six months ended June 30, 2021, the Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily operations. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At June 30, 2021, the Fund had no outstanding derivatives.
16	Wanger International | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	164,273

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(103,180)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	4,755,382

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Securities lending
The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks or other institutional borrowers of securities that the Fund’s securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically invests the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund’s lending agent, and borrower rebates. The Fund’s investment manager, Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM), does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2021, is included in the Statement of Operations.
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2021:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Wanger International
Securities lending transactions
Equity securities	$4,228,177	$—	$—	$—	$4,228,177
Gross amount of recognized liabilities for securities lending (collateral received)					4,272,000
Amounts due to counterparty in the event of default					$43,823
Wanger International | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting agreements and under a securities lending agreement as well as the related collateral received by the Fund with securities on loan as of June 30, 2021:
Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	4,272,000
Total Liabilities	4,272,000
Total Financial and Derivative Net Assets	(4,272,000)
Financial Instruments	4,228,177
Net Amount (a)	(43,823)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, exchange traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, intends to distribute substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. The Fund meets the exception under Internal Revenue Code Section 4982(f) and the Fund expects not to be subject to federal excise tax.
18	Wanger International | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Foreign taxes
Gains in certain countries may be subject to foreign taxes at the fund level. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
Note 3. Fees and other transactions with affiliates
Management services fees
CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund’s business affairs.
CWAM receives a monthly advisory fee based on the Fund’s daily net assets at the following annual rates:
Average daily net assets	Annual fee rate
Up to $100 million	1.10%
$100 million to $250 million	0.95%
$250 million to $500 million	0.90%
$500 million to $1 billion	0.80%
$1 billion and over	0.72%
For the six months ended June 30, 2021, the annualized effective investment advisory fee rate was 0.96% of the Fund’s average daily net assets.
Administration fees
CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:
Aggregate average daily net assets of the Trust	Annual fee rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
For the six months ended June 30, 2021, the annualized effective administration fee rate was 0.05% of the Fund’s average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.
Wanger International | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Compensation of board members
Certain officers and trustees of the Trust are also officers of CWAM and/or Columbia Management. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM or Columbia Management. The Trust offers a Deferred Compensation Plan (the Deferred Plan) for its independent trustees. Under the Deferred Plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Institutional Class shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the Deferred Plan are payable in accordance with the Deferred Plan.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Pursuant to the Transfer, Dividend Disbursing and Shareholder Servicing Agreement between the Fund and Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, the Fund bears a service fee paid to the Transfer Agent to compensate it for amounts paid to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for various sub-transfer agency and other shareholder services each Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distributor
Columbia Management Investment Distributors, Inc., a wholly owned subsidiary of Ameriprise Financial, serves as the Fund’s distributor and principal underwriter.
Other expenses waived/reimbursed by the Investment Manager and its affiliates
Effective May 1, 2021 through April 30, 2022, CWAM has contractually agreed to bear a portion of the Fund’s expenses so that its ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), do not exceed the annual rate of 1.23% of the Fund’s average daily net assets. This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that this agreement will continue after April 30, 2022.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
331,742,000	161,387,000	(4,776,000)	156,611,000
20	Wanger International | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2021, were $115,938,260 and $143,281,043, respectively. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 7. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Wanger International | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
22	Wanger International | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, one unaffiliated shareholder of record owned 19.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 58.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Wanger International | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Wanger International | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020. Among other things, the report indicated that:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk;
•	the Fund did not require a highly liquid investment minimum; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Board Consideration and Approval of Advisory
Agreement
Wanger Advisors Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages the Fund. All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement.
The Board determines whether to renew the Advisory Agreement each year by July 31. A discussion of the Board’s considerations in renewing the Advisory Agreement will be provided in the Fund’s annual report to shareholders for the period ended December 31, 2021.
Wanger International | Semiannual Report 2021	25

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Wanger International
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For variable fund and variable contract prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
C-1460 AR (8/21)

SemiAnnual Report
June 30, 2021
Wanger USA
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Wanger USA (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Wanger Asset Management, LLC (Investment Manager)
71 S Wacker Drive, Suite 2500
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Wanger USA  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Erika K. Maschmeyer, CFA
Co-Portfolio Manager since April 2021
Service with the Fund since 2016
John L. Emerson, CFA
Co-Portfolio Manager since April 2021
Service with the Fund since 2003
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Wanger USA	05/03/95	9.84	47.75	18.69	13.28	12.60
Russell 2000 Growth Index		8.98	51.36	18.76	13.52	-
Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. For most recent month-end performance updates, please visit columbiathreadneedleus.com/investor/.
Performance numbers reflect all Fund expenses but do not include any fees and expenses imposed under your variable annuity contract or life insurance policy or qualified pension or retirement plan. If performance numbers included the effect of these additional charges, they would be lower.
The Fund’s annual operating expense ratio of 1.09% is stated as of the Fund’s prospectus dated May 1, 2021, and differences in expense ratios disclosed elsewhere in this report may result from the reflection of fee waivers and/or expense reimbursements as well as different time periods used in calculating the ratios.
All results shown assume reinvestment of distributions.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Wanger USA | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	96.1
Limited Partnerships	0.7
Money Market Funds	0.7
Securities Lending Collateral	2.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Consumer Discretionary	20.5
Consumer Staples	2.2
Financials	6.0
Health Care	33.4
Industrials	12.5
Information Technology	22.1
Materials	1.3
Real Estate	2.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Wanger USA | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur three types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees and other expenses for Wanger USA (the Fund). Lastly, there may be additional fees or charges imposed by the insurance company that sponsors your variable annuity and/or variable life insurance product. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Wanger USA	1,000.00	1,000.00	1,098.40	1,019.49	5.57	5.36	1.07
Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Expenses paid during the period do not include any insurance charges imposed by your insurance company’s separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
Wanger USA | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 19.6%
Auto Components 3.2%
Dorman Products, Inc.(a)	84,425	8,752,340
LCI Industries	53,000	6,965,260
Visteon Corp.(a)	61,750	7,468,045
Total		23,185,645
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions, Inc.(a)	48,110	7,077,462
Hotels, Restaurants & Leisure 7.7%
Choice Hotels International, Inc.	55,979	6,653,664
Churchill Downs, Inc.	74,472	14,764,819
Planet Fitness, Inc., Class A(a)	190,225	14,314,431
Wendy’s Co. (The)	283,500	6,639,570
Wingstop, Inc.	86,925	13,701,988
Total		56,074,472
Household Durables 2.3%
Skyline Champion Corp.(a)	317,200	16,906,760
Internet & Direct Marketing Retail 1.0%
Poshmark, Inc., Class A(a),(b)	156,660	7,478,948
Leisure Products 1.0%
Brunswick Corp.	69,423	6,915,919
Specialty Retail 3.4%
Boot Barn Holdings, Inc.(a)	97,612	8,204,289
Five Below, Inc.(a)	37,458	7,239,508
Vroom, Inc.(a)	223,519	9,356,505
Total		24,800,302
Total Consumer Discretionary		142,439,508
Consumer Staples 2.2%
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	180,158	8,571,918
Household Products 1.0%
WD-40 Co.	27,914	7,154,079
Total Consumer Staples		15,725,997
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.9%
Banks 0.6%
Lakeland Financial Corp.	75,581	4,658,813
Capital Markets 4.6%
Ares Management Corp., Class A	63,800	4,057,042
Foresight Acquisition Corp.(a)	999,623	10,266,128
GCM Grosvenor, Inc., Class A(b)	561,325	5,849,007
Hamilton Lane, Inc., Class A	63,873	5,820,108
Houlihan Lokey, Inc.	91,308	7,468,081
Total		33,460,366
Consumer Finance 0.7%
Upstart Holdings, Inc.(a)	41,957	5,240,429
Total Financials		43,359,608
Health Care 33.1%
Biotechnology 10.9%
Acceleron Pharma, Inc.(a)	87,772	11,014,508
Anika Therapeutics, Inc.(a)	189,907	8,221,074
Arcus Biosciences, Inc.(a)	207,544	5,699,158
CRISPR Therapeutics AG(a)	29,869	4,835,493
Fate Therapeutics, Inc.(a)	161,762	14,039,324
Insmed, Inc.(a)	313,998	8,936,383
Intellia Therapeutics, Inc.(a)	12,180	1,972,064
Kura Oncology, Inc.(a)	356,018	7,422,975
Mirati Therapeutics, Inc.(a)	55,556	8,973,961
Natera, Inc.(a)	75,101	8,526,217
Total		79,641,157
Health Care Equipment & Supplies 4.9%
Eargo, Inc.(a)	206,402	8,237,504
Glaukos Corp.(a)	87,150	7,392,934
Globus Medical, Inc., Class A(a)	158,667	12,301,453
SI-BONE, Inc.(a)	236,586	7,445,361
Total		35,377,252
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Wanger USA | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 7.1%
Amedisys, Inc.(a)	59,032	14,458,708
Chemed Corp.	30,113	14,288,618
Encompass Health Corp.	39,950	3,117,299
LHC Group, Inc.(a)	53,175	10,648,825
National Research Corp., Class A	202,640	9,301,176
Total		51,814,626
Health Care Technology 0.9%
Doximity, Inc., Class A(a)	53,611	3,120,160
Schrodinger, Inc.(a)	46,300	3,500,743
Total		6,620,903
Life Sciences Tools & Services 7.3%
Bio-Techne Corp.	16,000	7,204,160
Codexis, Inc.(a)	162,650	3,685,649
NanoString Technologies, Inc.(a)	125,759	8,147,925
NeoGenomics, Inc.(a)	156,500	7,069,105
Pacific Biosciences of California, Inc.(a)	357,775	12,511,392
Repligen Corp.(a)	71,358	14,244,484
Total		52,862,715
Pharmaceuticals 2.0%
Nuvation Bio, Inc.(a),(b)	502,000	4,673,620
Reata Pharmaceuticals, Inc., Class A(a)	67,450	9,546,199
Total		14,219,819
Total Health Care		240,536,472
Industrials 12.3%
Aerospace & Defense 1.0%
Curtiss-Wright Corp.	59,144	7,023,941
Electrical Equipment 4.3%
Atkor, Inc.(a)	89,860	6,380,060
Plug Power, Inc.(a)	284,300	9,720,217
Shoals Technologies Group, Inc., Class A(a)	432,815	15,364,933
Total		31,465,210
Machinery 1.6%
ITT, Inc.	63,577	5,823,017
Watts Water Technologies, Inc., Class A	41,450	6,047,970
Total		11,870,987
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.0%
Exponent, Inc.	78,272	6,982,645
ICF International, Inc.	86,210	7,574,411
Total		14,557,056
Road & Rail 1.4%
Saia, Inc.(a)	47,643	9,980,732
Trading Companies & Distributors 2.0%
SiteOne Landscape Supply, Inc.(a)	88,136	14,917,899
Total Industrials		89,815,825
Information Technology 21.9%
Communications Equipment 1.2%
Calix, Inc.(a)	181,699	8,630,703
Electronic Equipment, Instruments & Components 2.1%
Advanced Energy Industries, Inc.	56,822	6,404,407
Badger Meter, Inc.	74,708	7,330,349
ePlus, Inc.(a)	16,220	1,406,112
Total		15,140,868
IT Services 2.9%
DigitalOcean Holdings, Inc.(a)	155,359	8,636,407
Endava PLC, ADR(a)	109,599	12,426,334
Total		21,062,741
Semiconductors & Semiconductor Equipment 0.7%
Marvell Technology, Inc.	90,757	5,293,856
Software 15.0%
Blackline, Inc.(a)	146,789	16,333,212
CyberArk Software Ltd.(a)	28,366	3,695,239
Elastic NV(a)	75,014	10,934,040
j2 Global, Inc.(a)	89,625	12,327,919
JFrog Ltd.(a),(b)	184,815	8,412,779
Manhattan Associates, Inc.(a)	67,379	9,759,174
Medallia, Inc.(a)	134,900	4,552,875
Mimecast Ltd.(a)	162,454	8,618,185
Olo, Inc., Class A(a),(b)	230,194	8,606,954
ON24, Inc.(a)	114,300	4,055,364

The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger USA | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sprout Social, Inc., Class A(a)	158,547	14,177,273
Voyager Digital Ltd.(a)	452,703	7,680,106
Total		109,153,120
Total Information Technology		159,281,288
Materials 1.3%
Chemicals 1.3%
Avient Corp.	190,147	9,347,626
Total Materials		9,347,626
Real Estate 1.9%
Real Estate Management & Development 1.9%
Colliers International Group, Inc.	78,000	8,734,440
FirstService Corp.	30,840	5,281,658
Total		14,016,098
Total Real Estate		14,016,098
Total Common Stocks (Cost $508,274,657)		714,522,422

Limited Partnerships 0.7%

Consumer Discretionary 0.7%
Hotels, Restaurants & Leisure 0.7%
Cedar Fair LP(a)	121,000	5,424,430
Total Consumer Discretionary		5,424,430
Total Limited Partnerships (Cost $3,172,492)		5,424,430

Securities Lending Collateral 2.6%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(c),(d)	18,688,995	18,688,995
Total Securities Lending Collateral (Cost $18,688,995)		18,688,995

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(c),(e)	5,168,765	5,168,248
Total Money Market Funds (Cost $5,168,018)		5,168,248
Total Investments in Securities (Cost: $535,304,162)		743,804,095
Obligation to Return Collateral for Securities Loaned		(18,688,995)
Other Assets & Liabilities, Net		2,418,524
Net Assets		727,533,624

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $18,509,099.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	3,273,726	168,060,554	(166,165,386)	(646)	5,168,248	646	6,758	5,168,765
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Wanger USA | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	142,439,508	—	—	142,439,508
Consumer Staples	15,725,997	—	—	15,725,997
Financials	43,359,608	—	—	43,359,608
Health Care	240,536,472	—	—	240,536,472
Industrials	89,815,825	—	—	89,815,825
Information Technology	151,601,182	7,680,106	—	159,281,288
Materials	9,347,626	—	—	9,347,626
Real Estate	14,016,098	—	—	14,016,098
Total Common Stocks	706,842,316	7,680,106	—	714,522,422
Limited Partnerships
Consumer Discretionary	5,424,430	—	—	5,424,430
Total Limited Partnerships	5,424,430	—	—	5,424,430
Securities Lending Collateral	18,688,995	—	—	18,688,995
Money Market Funds	5,168,248	—	—	5,168,248
Total Investments in Securities	736,123,989	7,680,106	—	743,804,095
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger USA | Semiannual Report 2021	9

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $530,136,144)	$738,635,847
Affiliated issuers (cost $5,168,018)	5,168,248
Receivable for:
Investments sold	7,928,753
Capital shares sold	99,941
Dividends	155,309
Securities lending income	157,878
Foreign tax reclaims	953
Prepaid expenses	5,179
Trustees’ deferred compensation plan	360,739
Total assets	752,512,847
Liabilities
Due upon return of securities on loan	18,688,995
Payable for:
Investments purchased	5,132,427
Capital shares purchased	615,176
Investment advisory fee	17,305
Service fees	111,035
Administration fees	1,001
Trustees’ fees	1,191
Other expenses	51,354
Trustees’ deferred compensation plan	360,739
Total liabilities	24,979,223
Net assets applicable to outstanding capital stock	$727,533,624
Represented by
Paid in capital	417,572,230
Total distributable earnings (loss)	309,961,394
Total - representing net assets applicable to outstanding capital stock	$727,533,624
Shares outstanding	27,798,635
Net asset value per share	26.17
* Includes the value of securities on loan	18,509,099
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Wanger USA | Semiannual Report 2021

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,156,679
Dividends — affiliated issuers	6,758
Income from securities lending — net	425,011
Foreign taxes withheld	(2,274)
Total income	1,586,174
Expenses:
Investment advisory fee	3,144,710
Service fees	398,723
Administration fees	182,020
Trustees’ fees	31,787
Custodian fees	6,403
Printing and postage fees	43,221
Audit fees	13,905
Legal fees	56,225
Compensation of chief compliance officer	1,322
Other	23,007
Total expenses	3,901,323
Net investment loss	(2,315,149)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	109,936,958
Investments — affiliated issuers	646
Futures contracts	(314,332)
Net realized gain	109,623,272
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(38,686,883)
Investments — affiliated issuers	(646)
Net change in unrealized appreciation (depreciation)	(38,687,529)
Net realized and unrealized gain	70,935,743
Net increase in net assets resulting from operations	$68,620,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger USA | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment loss	$(2,315,149)	$(3,618,051)
Net realized gain	109,623,272	24,307,201
Net change in unrealized appreciation (depreciation)	(38,687,529)	115,818,214
Net increase in net assets resulting from operations	68,620,594	136,507,364
Distributions to shareholders
Net investment income and net realized gains	(23,368,883)	(64,805,114)
Total distributions to shareholders	(23,368,883)	(64,805,114)
Decrease in net assets from capital stock activity	(26,060,743)	(30,313,016)
Total increase in net assets	19,190,968	41,389,234
Net assets at beginning of period	708,342,656	666,953,422
Net assets at end of period	$727,533,624	$708,342,656

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	267,729	7,078,300	473,106	9,018,672
Distributions reinvested	914,634	23,368,883	3,474,805	64,805,114
Redemptions	(2,147,252)	(56,507,926)	(5,141,351)	(104,136,802)
Total net decrease	(964,889)	(26,060,743)	(1,193,440)	(30,313,016)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Wanger USA | Semiannual Report 2021

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$24.63	$22.26	$20.70	$26.74	$26.53	$31.75
Income from investment operations:
Net investment income (loss)	(0.08)	(0.12)	(0.02)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain	2.48	4.78	5.93	0.75	4.81	3.56
Total from investment operations	2.40	4.66	5.91	0.73	4.79	3.52
Less distributions to shareholders from:
Net investment income	—	—	(0.07)	(0.03)	—	—
Net realized gains	(0.86)	(2.29)	(4.28)	(6.74)	(4.58)	(8.74)
Total distributions to shareholders	(0.86)	(2.29)	(4.35)	(6.77)	(4.58)	(8.74)
Net asset value, end of period	$26.17	$24.63	$22.26	$20.70	$26.74	$26.53
Total return	9.84%	24.23%	31.10%(a)	(1.46)%(a)	19.58%(a)	13.69%
Ratios to average net assets
Total gross expenses(b)	1.07%(c)	1.10%	1.09%	1.05%	1.03%	1.00%
Total net expenses(b)	1.07%(c)	1.10%	1.06%	1.00%	0.99%	1.00%
Net investment loss	(0.64)%(c)	(0.61)%	(0.08)%	(0.09)%	(0.08)%	(0.16)%
Supplemental data
Portfolio turnover	41%	92%	90%	81%	96%	118%
Net assets, end of period (in thousands)	$727,534	$708,343	$666,953	$581,991	$684,712	$664,236

Notes to Financial Highlights
(a)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger USA | Semiannual Report 2021	13

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Wanger USA (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process established by the Board of Trustees, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Short-term investments maturing in 60 days or less are primarily valued at amortized cost, which approximates market value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
14	Wanger USA | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent
Wanger USA | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. During the six months ended June 30, 2021, the Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily operations. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At June 30, 2021, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(314,332)
16	Wanger USA | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	5,834,063

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Securities lending
The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks or other institutional borrowers of securities that the Fund’s securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically invests the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund’s lending agent, and borrower rebates. The Fund’s investment manager, Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM), does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2021, is included in the Statement of Operations.
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2021:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Wanger USA
Securities lending transactions
Equity securities	$18,509,099	$—	$—	$—	$18,509,099
Gross amount of recognized liabilities for securities lending (collateral received)					18,688,995
Amounts due to counterparty in the event of default					$179,896
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:
Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	18,688,995
Total Liabilities	18,688,995
Total Financial and Derivative Net Assets	(18,688,995)
Financial Instruments	18,509,099
Net Amount (a)	(179,896)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Wanger USA | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, exchange traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, intends to distribute substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. The Fund meets the exception under Internal Revenue Code Section 4982(f) and the Fund expects not to be subject to federal excise tax.
Foreign taxes
Gains in certain countries may be subject to foreign taxes at the fund level. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
18	Wanger USA | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund’s business affairs.
CWAM receives a monthly advisory fee based on the Fund’s daily net assets at the following annual rates:
Average daily net assets	Annual fee rate
Up to $100 million	0.94%
$100 million to $250 million	0.89%
$250 million to $2 billion	0.84%
$2 billion and over	0.80%
For the six months ended June 30, 2021, the annualized effective investment advisory fee rate was 0.86% of the Fund’s average daily net assets.
Administration fees
CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:
Aggregate average daily net assets of the Trust	Annual fee rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
For the six months ended June 30, 2021, the annualized effective administration fee rate was 0.05% of the Fund’s average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.
Compensation of board members
Certain officers and trustees of the Trust are also officers of CWAM and/or Columbia Management. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM or Columbia Management. The Trust offers a Deferred Compensation Plan (the Deferred Plan) for its independent trustees. Under the Deferred Plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Institutional Class shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the Deferred Plan are payable in accordance with the Deferred Plan.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Pursuant to the Transfer, Dividend Disbursing and Shareholder Servicing Agreement between the Fund and Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, the Fund bears a service fee paid to the Transfer Agent to compensate it for amounts paid
Wanger USA | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for various sub-transfer agency and other shareholder services each Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distributor
Columbia Management Investment Distributors, Inc., a wholly owned subsidiary of Ameriprise Financial, serves as the Fund’s distributor and principal underwriter.
Other expenses waived/reimbursed by the Investment Manager and its affiliates
Effective May 1, 2021 through April 30, 2022, CWAM has contractually agreed to bear a portion of the Fund’s expenses so that its ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), do not exceed the annual rate of 1.09% of the Fund’s average daily net assets. This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that this agreement will continue after April 30, 2022.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
535,304,000	226,914,000	(18,414,000)	208,500,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2021, were $294,114,664 and $350,575,569, respectively. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
20	Wanger USA | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 7. Significant risks
Health care sector risk
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and
Wanger USA | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, two unaffiliated shareholders of record owned 34.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 59.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
22	Wanger USA | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Wanger USA | Semiannual Report 2021	23

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020. Among other things, the report indicated that:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk;
•	the Fund did not require a highly liquid investment minimum; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Board Consideration and Approval of Advisory
Agreement
Wanger Advisors Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages the Fund. All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement.
The Board determines whether to renew the Advisory Agreement each year by July 31. A discussion of the Board’s considerations in renewing the Advisory Agreement will be provided in the Fund’s annual report to shareholders for the period ended December 31, 2021.
24	Wanger USA | Semiannual Report 2021

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Wanger USA
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For variable fund and variable contract prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
C-1470 AR (8/21)

SemiAnnual Report
June 30, 2021
Wanger Select
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Wanger Select (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Wanger Asset Management, LLC (Investment Manager)
71 S Wacker Drive, Suite 2500
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Wanger Select  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager since April 2021
Service with Fund since 2021
Erika K. Maschmeyer, CFA
Co-Portfolio Manager since April 2021
Service with Fund since 2016
John L. Emerson, CFA
Co-Portfolio Manager since 2019
Service with Fund since 2003
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Wanger Select	02/01/99	9.62	39.63	17.72	11.94	11.28
Russell 2500 Growth Index		8.67	49.63	20.68	14.83	-
Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. For most recent month-end performance updates, please visit columbiathreadneedleus.com/investor/.
Performance numbers reflect all Fund expenses but do not include any fees and expenses imposed under your variable annuity contract or life insurance policy or qualified pension or retirement plan. If performance numbers included the effect of these additional charges, they would be lower.
The Fund’s annual operating expense ratio of 0.89% is stated in the Fund’s prospectus dated May 1, 2021, and differences in expense ratios disclosed elsewhere in this report may result from the reflection of fee waivers and/or expense reimbursements as well as different time periods used in calculating the ratios.
All results shown assume reinvestment of distributions.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Wanger Select | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	95.0
Money Market Funds	4.2
Securities Lending Collateral	0.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	6.5
Consumer Discretionary	19.4
Consumer Staples	3.0
Health Care	28.0
Industrials	10.7
Information Technology	32.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Wanger Select | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur three types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees and other expenses for Wanger Select (the Fund). Lastly, there may be additional fees or charges imposed by the insurance company that sponsors your variable annuity and/or variable life insurance product. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Wanger Select	1,000.00	1,000.00	1,096.20	1,020.38	4.63	4.46	0.89
Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Had the investment manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced. See Note 3 to the Financial Statements.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Expenses paid during the period do not include any insurance charges imposed by your insurance company’s separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
Wanger Select | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.9%
Issuer	Shares	Value ($)
Communication Services 6.2%
Entertainment 6.2%
Take-Two Interactive Software, Inc.(a)	21,400	3,788,228
Zynga, Inc., Class A(a)	374,009	3,975,716
Total		7,763,944
Total Communication Services		7,763,944
Consumer Discretionary 18.4%
Diversified Consumer Services 3.7%
Chegg, Inc.(a)	55,100	4,579,361
Hotels, Restaurants & Leisure 9.5%
Chipotle Mexican Grill, Inc.(a)	1,700	2,635,578
Churchill Downs, Inc.	11,400	2,260,164
Planet Fitness, Inc., Class A(a)	49,950	3,758,738
Wingstop, Inc.	20,735	3,268,458
Total		11,922,938
Household Durables 3.0%
NVR, Inc.(a)	760	3,779,708
Specialty Retail 2.2%
Vroom, Inc.(a),(b)	67,375	2,820,317
Total Consumer Discretionary		23,102,324
Consumer Staples 2.9%
Food & Staples Retailing 2.9%
BJ’s Wholesale Club Holdings, Inc.(a)	76,700	3,649,386
Total Consumer Staples		3,649,386
Health Care 26.5%
Biotechnology 11.0%
Acceleron Pharma, Inc.(a)	26,650	3,344,308
BioMarin Pharmaceutical, Inc.(a)	31,065	2,592,064
CRISPR Therapeutics AG(a)	10,250	1,659,373
Insmed, Inc.(a)	83,759	2,383,781
Natera, Inc.(a)	33,400	3,791,902
Total		13,771,428
Health Care Equipment & Supplies 6.4%
Globus Medical, Inc., Class A(a)	47,200	3,659,416
Masimo Corp.(a)	18,285	4,433,198
Total		8,092,614
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 6.2%
Amedisys, Inc.(a)	13,850	3,392,280
Chemed Corp.	9,208	4,369,196
Total		7,761,476
Life Sciences Tools & Services 2.9%
Bio-Techne Corp.	8,260	3,719,148
Total Health Care		33,344,666
Industrials 10.2%
Building Products 2.9%
Lennox International, Inc.	10,200	3,578,160
Electrical Equipment 4.2%
Atkor, Inc.(a)	34,487	2,448,577
Plug Power, Inc.(a)	84,150	2,877,089
Total		5,325,666
Trading Companies & Distributors 3.1%
Watsco, Inc.	13,500	3,869,640
Total Industrials		12,773,466
Information Technology 30.7%
IT Services 2.9%
MongoDB, Inc.(a)	10,020	3,622,430
Semiconductors & Semiconductor Equipment 3.9%
Teradyne, Inc.	36,350	4,869,446
Software 23.9%
Blackline, Inc.(a)	30,100	3,349,227
Cadence Design Systems, Inc.(a)	29,891	4,089,687
Dolby Laboratories, Inc., Class A	32,900	3,233,741
Elastic NV(a)	29,825	4,347,292
HubSpot, Inc.(a)	8,025	4,676,328
Manhattan Associates, Inc.(a)	21,835	3,162,581
Zendesk, Inc.(a)	23,700	3,420,858
Zscaler, Inc.(a)	17,750	3,835,065
Total		30,114,779
Total Information Technology		38,606,655
Total Common Stocks (Cost $97,500,949)		119,240,441

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Wanger Select | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Securities Lending Collateral 0.9%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(c),(d)	1,038,825	1,038,825
Total Securities Lending Collateral (Cost $1,038,825)		1,038,825

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(c),(e)	5,301,142	5,300,612
Total Money Market Funds (Cost $5,300,612)		5,300,612
Total Investments in Securities (Cost: $103,840,386)		125,579,878
Obligation to Return Collateral for Securities Loaned		(1,038,825)
Other Assets & Liabilities, Net		1,078,600
Net Assets		125,619,653
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $1,017,198.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	736,282	36,931,584	(32,367,254)	—	5,300,612	—	848	5,301,142
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger Select | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	7,763,944	—	—	7,763,944
Consumer Discretionary	23,102,324	—	—	23,102,324
Consumer Staples	3,649,386	—	—	3,649,386
Health Care	33,344,666	—	—	33,344,666
Industrials	12,773,466	—	—	12,773,466
Information Technology	38,606,655	—	—	38,606,655
Total Common Stocks	119,240,441	—	—	119,240,441
Securities Lending Collateral	1,038,825	—	—	1,038,825
Money Market Funds	5,300,612	—	—	5,300,612
Total Investments in Securities	125,579,878	—	—	125,579,878
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Wanger Select | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $98,539,774)	$120,279,266
Affiliated issuers (cost $5,300,612)	5,300,612
Receivable for:
Investments sold	1,286,978
Capital shares sold	384
Dividends	9,533
Securities lending income	96
Expense reimbursement due from Investment Manager	116
Prepaid expenses	969
Total assets	126,877,954
Liabilities
Due upon return of securities on loan	1,038,825
Payable for:
Capital shares purchased	52,610
Investment advisory fee	2,083
Service fees	46,597
Administration fees	173
Trustees’ fees	83,541
Compensation of chief compliance officer	2
Other expenses	34,470
Total liabilities	1,258,301
Net assets applicable to outstanding capital stock	$125,619,653
Represented by
Paid in capital	81,752,528
Total distributable earnings (loss)	43,867,125
Total - representing net assets applicable to outstanding capital stock	$125,619,653
Shares outstanding	6,283,127
Net asset value per share	19.99
* Includes the value of securities on loan	1,017,198
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger Select | Semiannual Report 2021	9

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$120,865
Dividends — affiliated issuers	848
Income from securities lending — net	2,045
Total income	123,758
Expenses:
Investment advisory fee	488,180
Service fees	109,957
Administration fees	30,511
Trustees’ fees	17,823
Custodian fees	2,017
Printing and postage fees	21,580
Audit fees	13,905
Legal fees	9,323
Compensation of chief compliance officer	217
Other	7,728
Total expenses	701,241
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(36,096)
Advisory fee waiver	(122,045)
Total net expenses	543,100
Net investment loss	(419,342)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	22,644,338
Net realized gain	22,644,338
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(10,801,646)
Net change in unrealized appreciation (depreciation)	(10,801,646)
Net realized and unrealized gain	11,842,692
Net increase in net assets resulting from operations	$11,423,350
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Wanger Select | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment loss	$(419,342)	$(579,291)
Net realized gain	22,644,338	14,062,066
Net change in unrealized appreciation (depreciation)	(10,801,646)	11,670,224
Net increase in net assets resulting from operations	11,423,350	25,152,999
Distributions to shareholders
Net investment income and net realized gains	(13,070,321)	(13,024,104)
Total distributions to shareholders	(13,070,321)	(13,024,104)
Increase (decrease) in net assets from capital stock activity	5,615,263	(7,156,817)
Total increase in net assets	3,968,292	4,972,078
Net assets at beginning of period	121,651,361	116,679,283
Net assets at end of period	$125,619,653	$121,651,361

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	56,624	1,186,630	200,527	3,552,084
Distributions reinvested	679,684	13,070,321	788,384	13,024,104
Redemptions	(412,056)	(8,641,688)	(1,408,832)	(23,733,005)
Total net increase (decrease)	324,252	5,615,263	(419,921)	(7,156,817)
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger Select | Semiannual Report 2021	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$20.42	$18.29	$16.32	$20.84	$19.10	$24.18
Income from investment operations:
Net investment income (loss)	(0.07)	(0.09)	(0.02)	0.07	0.04	0.03
Net realized and unrealized gain (loss)	1.94	4.44	4.48	(2.15)	4.62	2.48
Total from investment operations	1.87	4.35	4.46	(2.08)	4.66	2.51
Less distributions to shareholders from:
Net investment income	—	(0.14)	(0.02)	(0.04)	(0.03)	(0.03)
Net realized gains	(2.30)	(2.08)	(2.47)	(2.40)	(2.89)	(7.56)
Total distributions to shareholders	(2.30)	(2.22)	(2.49)	(2.44)	(2.92)	(7.59)
Net asset value, end of period	$19.99	$20.42	$18.29	$16.32	$20.84	$19.10
Total return(a)	9.62%	26.65%	29.30%	(12.41)%	26.67%	13.31%
Ratios to average net assets
Total gross expenses(b)	1.15%(c)	1.16%(d)	1.15%	1.10%	1.05%	0.93%(e)
Total net expenses(b)	0.89%(c)	0.89%(d)	0.88%	0.78%	0.77%	0.73%(e)
Net investment income (loss)	(0.69)%(c)	(0.54)%	(0.14)%	0.34%	0.19%	0.17%
Supplemental data
Portfolio turnover	51%	109%	152%	66%	52%	93%
Net assets, end of period (in thousands)	$125,620	$121,651	$116,679	$106,469	$141,213	$125,500

Notes to Financial Highlights
(a)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.03%. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Wanger Select | Semiannual Report 2021

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Wanger Select (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process established by the Board of Trustees, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Wanger Select | Semiannual Report 2021	13

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.
Securities lending
The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks or other institutional borrowers of securities that the Fund’s securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically invests the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund’s lending agent, and borrower rebates. The Fund’s investment manager, Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM), does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2021, is included in the Statement of Operations.
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2021:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Wanger Select
Securities lending transactions
Equity securities	$1,017,198	$—	$—	$—	$1,017,198
Gross amount of recognized liabilities for securities lending (collateral received)					1,038,825
Amounts due to counterparty in the event of default					$21,627
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:
Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	1,038,825
Total Liabilities	1,038,825
Total Financial and Derivative Net Assets	(1,038,825)
Financial Instruments	1,017,198
Net Amount	(21,627)
14	Wanger Select | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, exchange traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, intends to distribute substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. The Fund meets the exception under Internal Revenue Code Section 4982(f) and the Fund expects not to be subject to federal excise tax.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
Note 3. Fees and other transactions with affiliates
Management services fees
CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund’s business affairs.
Wanger Select | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
CWAM receives a monthly advisory fee based on the Fund’s daily net assets at the following annual rates:
Average daily net assets	Annual fee rate
Up to $500 million	0.80%
$500 million and over	0.78%
Through April 30, 2022, CWAM has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund. When determining whether the Fund’s total expenses exceed the contractual expense cap described below, under Other expenses waived/reimbursed by the Investment Manager and its affiliates. The Fund’s net advisory fee, reflecting application of the 0.20% waiver, will be used to calculate the Fund’s total expenses. This arrangement may only be modified or amended with approval from the Board of Trustees and CWAM.
For the six months ended June 30, 2021, the annualized effective investment advisory fee rate, net of fee waivers, was 0.60% of the Fund’s average daily net assets.
Administration fees
CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:
Aggregate average daily net assets of the Trust	Annual fee rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
For the six months ended June 30, 2021, the annualized effective administration fee rate was 0.05% of the Fund’s average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.
Compensation of board members
Certain officers and trustees of the Trust are also officers of CWAM and/or Columbia Management. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM or Columbia Management. The Trust offers a Deferred Compensation Plan (the Deferred Plan) for its independent trustees. Under the Deferred Plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Institutional Class shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the Deferred Plan are payable in accordance with the Deferred Plan.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Pursuant to the Transfer, Dividend Disbursing and Shareholder Servicing Agreement between the Fund and Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, the Fund bears a service fee paid to the Transfer Agent to compensate it for amounts paid to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for various sub-transfer agency and other shareholder services each Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time.
16	Wanger Select | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distributor
Columbia Management Investment Distributors, Inc., a wholly owned subsidiary of Ameriprise Financial, serves as the Fund’s distributor and principal underwriter.
Other expenses waived/reimbursed by the Investment Manager and its affiliates
Through April 30, 2022, CWAM has contractually agreed to bear a portion of the Fund’s expenses so that its ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), inclusive of net advisory fees do not exceed the annual rate of 0.89% of the Fund’s average daily net assets. This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that this agreement will continue after April 30, 2022.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
103,840,000	23,981,000	(2,241,000)	21,740,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2021, were $61,042,184 and $75,012,416, respectively. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month
Wanger Select | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 7. Significant risks
Health care sector risk
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
18	Wanger Select | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, two unaffiliated shareholders of record owned 88.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Wanger Select | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	Wanger Select | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020. Among other things, the report indicated that:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk;
•	the Fund did not require a highly liquid investment minimum; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Board Consideration and Approval of Advisory
Agreement
Wanger Advisors Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages the Fund. All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement.
The Board determines whether to renew the Advisory Agreement each year by July 31. A discussion of the Board’s considerations in renewing the Advisory Agreement will be provided in the Fund’s annual report to shareholders for the period ended December 31, 2021.
Wanger Select | Semiannual Report 2021	21

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Wanger Select
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For variable fund and variable contract prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
C-1465 AR (8/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Wanger Advisors Trust
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, Co-President and Principal Executive Officer
Date	August 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, Co-President and Principal Executive Officer
Date	August 20, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Principal Accounting and Financial Officer
Date	August 20, 2021